Acquisition Integration and Restructuring Charges (Tables)	6 Months Ended
Jun. 30, 2013
Acquisition Integration and Restructuring Charges (Tables) [Abstract]
Acquisition Integration Charges
A summary of these charges follows:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Acquisition integration charges
Electrical Products	$12	$—	$15	$—
Electrical Systems and Services	11	5	16	7
Hydraulics	8	3	20	4
Total business segments	31	8	51	11
Corporate	6	1	12	1
Total acquisition integration charges	$37	$9	$63	$12

Transaction costs
Corporate	$2	$7	$7	$7
Total transaction costs	$2	$7	$7	$7

Total acquisition integration charges and transaction costs before income taxes	$39	$16	$70	$19
Total after income taxes	$25	$10	$47	$12
Per ordinary share - diluted	$0.05	$0.03	$0.10	$0.04